PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2024	2023

Office equipment at cost	$25,543	$25,432
Less: Accumulated depreciation	(25,543)	(25,130)

Total property, plant, and equipment	$-	$302